Deferred Government Grants - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Grant	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Deferred Government Grants [Line Items]
Proceeds from government grants received		$ 14,162	$ 975	$ 3,546
Current deferred government grants		15,159	2,738
Non-current deferred government grants		4,229	3,986
Deferred government grants current and noncurrent		19,388	6,724
Interest subsidy, Rental Fees Subsidy and Other Government Grants
Deferred Government Grants [Line Items]
Additional income from government grants		$ 3,137	501	254
Government Grants for Property, Plant and Equipment
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant		4
Number of deferred government grants conditions fulfilled | Grant		1
Number of deferred government grants conditions expected to be fulfilled in remainder of fiscal year | Grant		1
Current deferred government grants		$ 565
Non-current deferred government grants		1,714
Government grant recorded as reduction To depreciation		412	412	430
Revenue from grants		80	79	$ 82
Deferred government grants current and noncurrent		$ 1,289
Government Grants For Research And Development
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant		10
Current deferred government grants	[1]	$ 14,594	2,252
Non-current deferred government grants	[1]	$ 1,226	$ 1,849
Number of deferred government grants expects to fulfill | Grant		9

[1]	The Company has ten deferred government grants related to various research and development projects. The Company expects to fulfill nine grants’ conditions in 2021 and recorded $14,594 as current portion of deferred government grants, while the remaining one grant’s condition is expected to be fulfilled after 2021 and $1,226 is recorded in the non-current portion of deferred government grants.